Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Right-of-Use Assets
a.	Right-of-use assets

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Carrying amounts

Land	$7,111,397		$7,747,283		$236,270
Buildings and improvements	4,081,525		3,492,553		106,513
Machinery and equipment	179,270		545,748		16,644
Other equipment	70,074		65,503		1,997

	$11,442,266		$11,851,087		$361,424

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Additions to right-of-use assets	$2,140,942	$1,680,516		$1,936,186		$59,048

Depreciation charge for right-of-use assets
Land	$236,673	$246,617		$267,959		$8,172
Buildings and improvements	660,276	726,510		855,492		26,090
Machinery and equipment	538,639	292,936		246,799		7,527
Other equipment	32,452	37,957		44,890		1,369

	$1,468,040	$1,304,020		$1,415,140		$43,158

Summary of Lease Liabilities
b.	Lease liabilities

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Carrying amounts

Current	$1,062,239		$986,489		$30,085

Non-current	$7,159,767		$6,825,534		$208,159

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2023	2024

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

Summary of Other Related Lease Information
e.	Other lease information

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Expenses relating to short-term leases	$431,613	$316,799		$885,741		$27,013

Expenses relating to low-value assets leases	$3,242	$3,913		$4,143		$126

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$126,584	$124,883		$70,263		$2,143

Total cash outflow for leases	$2,494,384	$1,856,816		$3,426,478		$104,498